Segment Geographical Information and Major Customers (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue, Major Customer [Line Items]
Total revenues	$ 258,140	$ 201,646	$ 176,030
Israel [Member]
Revenue, Major Customer [Line Items]
Total revenues	91,917	58,079	36,401
Europe [Member]
Revenue, Major Customer [Line Items]
Total revenues	26,635	23,642	29,084
United States [Member]
Revenue, Major Customer [Line Items]
Total revenues	123,113	100,470	92,577
Japan [Member]
Revenue, Major Customer [Line Items]
Total revenues	9,253	11,226	10,092
Other [Member]
Revenue, Major Customer [Line Items]
Total revenues	$ 7,222	$ 8,229	$ 7,876